PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statement of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of comprehensive loss
Net loss	¥ (2,643,836)	$ (372,378)	¥ (775,952)	¥ 500,098
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(25,365)	(3,573)	101,465	(34,908)
Comprehensive income (loss)	(2,622,534)	(369,378)	(660,529)	480,193
Comprehensive (loss) income attributable to VNET Group, Inc.	(2,669,201)	$ (375,951)	(674,487)	465,190
Parent Company
Condensed statements of comprehensive loss
Net loss	(2,643,836)		(775,952)	500,098
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(25,365)		101,465	(34,908)
Other comprehensive loss, net of tax of nil:	(25,365)		101,465	(34,908)
Comprehensive (loss) income attributable to VNET Group, Inc.	¥ (2,669,201)		¥ (674,487)	¥ 465,190